INVESTMENT IN ASSOCIATED COMPANIES	3 Months Ended
Mar. 31, 2013
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENT IN ASSOCIATED COMPANIES
The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.
At March 31, 2013, March 31, 2012 and December 31, 2012, the Company has the following participation in investments that are recorded using the equity method:

	March 31, 2013	March 31, 2012	December 31, 2012
SFL West Polaris Limited (“SFL West Polaris”)	100.00%	100.00%	100.00%
SFL Deepwater Ltd (“SFL Deepwater”)	100.00%	100.00%	100.00%
Bluelot Shipping Company Limited (“Bluelot”)	100.00%	100.00%	100.00%
SFL Corte Real Limited (“Corte Real”)	100.00%	100.00%	100.00%

Summarized balance sheet information of the Company’s equity method investees is as follows:

	As of March 31, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater
Current assets	208,400	4,540	4,494	51,325	148,041
Non-current assets	1,444,620	—	—	484,409	960,211
Total assets	1,653,020	4,540	4,494	535,734	1,108,252
Current liabilities	839,430	—	—	40,555	798,875
Non-current liabilities	570,134	—	—	420,641	149,493
Total Liabilities	1,409,564	—	—	461,196	948,368
Total stockholders’ equity	243,456	4,540	4,494	74,538	159,884

	As of December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater
Current assets	206,114	3,998	3,950	52,776	145,390
Non-current assets	1,482,687	—	—	488,297	994,390
Total assets	1,688,801	3,998	3,950	541,073	1,139,780
Current liabilities	868,850	—	—	40,138	828,712
Non-current liabilities	587,060	—	—	427,010	160,050
Total Liabilities	1,455,910	—	—	467,148	988,762
Total stockholders’ equity	232,891	3,998	3,950	73,925	151,018
Summarized statement of operations information of the Company’s equity method investees is as follows:

	3 months ended March 31, 2013
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater
Operating revenues	32,149	4,776	4,772	6,151	16,450
Net operating revenues	23,659	543	543	6,141	16,432
Net income	8,512	543	543	613	6,813

	3 months ended March 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater
Operating revenues	38,493	4,846	4,865	10,779	18,003
Net operating revenues	29,885	556	555	10,777	17,997
Net income	11,441	556	555	2,940	7,390

	Year ended December 31, 2012
(in thousands of $)	TOTAL	Bluelot	Corte Real	SFL West Polaris	SFL Deepwater
Operating revenues	146,263	19,612	19,722	37,421	69,508
Net operating revenues	111,434	2,266	2,265	37,418	69,485
Net income	43,492	2,266	2,264	10,719	28,243

SFL West Polaris is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding an ultra deepwater drillship and leasing that vessel to Seadrill Polaris Ltd. (“Seadrill Polaris”), a wholly-owned subsidiary of Seadrill Limited (“Seadrill”) whose performance under the leasing arrangement is fully guaranteed by Seadrill. In July 2008, SFL West Polaris entered into a $700.0 million term loan facility. In December 2012, SFL West Polaris entered into a $420.0 million five year term loan and revolving credit facility, which was used to refinance the existing $700.0 million facility in January 2013. The vessel is chartered on a bareboat basis and the terms of the charter provide the charterer with various call options to acquire the vessel at certain dates throughout the charter. In addition, SFL West Polaris has a put option to sell the vessel to Seadrill Polaris at a fixed price at the end of the charter, which expires in 2023. Because the main asset of SFL West Polaris is the subject of a lease which includes both fixed price call options and a fixed price put option, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary. At March 31, 2013, the balance outstanding under this facility was $414.0 million. The Company guaranteed $100.0 million of this debt at March 31, 2013.

SFL Deepwater is a 100% owned subsidiary of Ship Finance, incorporated in 2008 for the purpose of holding two ultra deepwater drilling rigs and leasing those rigs to Seadrill Deepwater Charterer Ltd. (“Seadrill Deepwater”) and Seadrill Offshore AS (“Seadrill Offshore”), two wholly-owned subsidiaries of Seadrill whose performances under the leasing arrangements are fully guaranteed by Seadrill. In September 2008, SFL Deepwater entered into a $1,400.0 million term loan facility and at March 31, 2013 the balance outstanding under this facility was $792.1 million. The Company guarantees $200.0 million of this debt. The rigs are chartered on a bareboat basis and the terms of the charter provide the charterers with various call options to acquire the rigs at certain dates throughout the charters. In addition, there is an obligation for the charterers to purchase the rigs at fixed prices at the end of the charters, which expire in 2023. Because the two main assets of SFL Deepwater are the subject of leases which includes both fixed price call options and fixed price purchase obligations, it has been determined that this subsidiary of Ship Finance is a variable interest entity in which Ship Finance is not the primary beneficiary.

Bluelot and Corte Real are 100% owned subsidiaries of Ship Finance, each incorporated in 2010 for the purpose of leasing in a 13,800 twenty-foot equivalent unit (“TEU”) container vessel on a bareboat charter basis, respectively the CMA CGM Magellan and the CMA CGM Corte Real, and leasing those vessels out on time charter basis to CMA CGM. The vessels are owned by unrelated third party entities, formed specially to acquire them from CMA CGM. The vessels, each of which cost its owner $171 million, were financed by a consortium of lenders through a French tax lease structure, including investment loans from Ship Finance of $25 million per vessel, which earn a fixed rate of interest and are shown under “Loans to others, long-term”, and senior secured loan financings of $60 million per vessel provided by financial institutions. Ship Finance has provided a guarantee for the senior secured loan relating to one of the vessels, which is secured by a first priority mortgage. At the end of their 15 year lease terms, CMA CGM has fixed price options to buy the vessels from Bluelot and Corte Real, who in turn have options to buy the vessels at the same prices from the vessel owners. In addition, CMA CGM has options to acquire each of the vessel-owning entities for $2.6 million on January 1, 2014, 2015, 2016, 2017 or 2018. If an option to acquire a vessel-owning entity is exercised, the provisions and obligations of the corresponding financing and lease agreements will no longer be applied. Because CMA CGM has options to acquire the vessel-owning entities and effectively terminate the agreements, it has been determined that Bluelot and Corte Real are variable interest entities in which Ship Finance is not the primary beneficiary.